UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
 (Name and address of agent for service)
Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: October 31

Date of reporting period: July 31, 2014

Item 1. Schedule of Investments.

EuroPac International Value Fund
SCHEDULE OF INVESTMENTS
As of July 31, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 92.0%
	AUSTRALIA – 8.7%
25,590	BHP Billiton Ltd.	$908,591
813,837	CFS Retail Property Trust - REIT	1,631,153
257,000	Newcrest Mining Ltd.*	2,567,349
57,843	Origin Energy Ltd.	761,758
22,405	Woolworths Ltd.	763,644
		6,632,495
	BRAZIL – 9.2%
284,856	Cia Energetica de Minas Gerais - ADR	2,341,516
183,300	Grendene S.A.	1,070,489
536,100	Marfrig Global Foods S.A.*	1,564,255
102,000	Telefonica Brasil S.A. - ADR	2,055,300
		7,031,560
	CANADA – 16.8%
47,995	ARC Resources Ltd.	1,322,239
113,200	Barrick Gold Corp.	2,046,656
74,000	Goldcorp, Inc.	2,027,600
369,800	Kinross Gold Corp.*	1,475,502
346,500	Major Drilling Group International, Inc.	2,856,782
140,700	Precision Drilling Corp.	1,753,589
162,490	Yamana Gold, Inc.	1,384,415
		12,866,783
	CHILE – 1.3%
1,544,742	Aguas Andinas S.A. - A Shares	974,136

	COLOMBIA – 1.9%
75,800	Pacific Rubiales Energy Corp.	1,449,404

	FINLAND – 2.0%
60,000	Fortum OYJ	1,542,582

	HONG KONG – 3.4%
239,500	China Mobile Ltd.	2,616,916

	JAPAN – 14.4%
422,000	Aozora Bank Ltd.	1,433,992
78,400	Asahi Group Holdings Ltd.	2,364,438
372,000	Isuzu Motors Ltd.	2,581,909
203,000	ITOCHU Corp.	2,584,746
23,000	JGC Corp.	696,955
49,000	SCSK Corp.	1,355,085
		11,017,125
	MALAYSIA – 3.0%
750,747	Malayan Banking Bhd	2,315,782

	NETHERLANDS – 3.1%
57,332	Royal Dutch Shell PLC - A Shares	2,357,613

EuroPac International Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	NEW ZEALAND – 4.2%
846,152	Kiwi Income Property Trust - REIT	$844,571
986,410	Telecom Corp. of New Zealand Ltd.	2,379,718
		3,224,289
	NORWAY – 7.9%
84,960	Atea ASA	1,003,481
54,550	Fred Olsen Energy ASA	1,240,009
23,969	Leroey Seafood Group ASA	867,420
73,010	Statoil ASA	2,086,213
35,800	Telenor ASA	823,861
		6,020,984
	SINGAPORE – 4.8%
4,725,000	Golden Agri-Resources Ltd.	2,016,884
494,000	Singapore Telecommunications Ltd.	1,606,737
		3,623,621
	SWEDEN – 1.9%
115,000	Telefonaktiebolaget LM Ericsson - ADR	1,429,450

	SWITZERLAND – 3.3%
14,575	Nestle S.A.	1,079,074
6,029	Valora Holding A.G.	1,460,149
		2,539,223
	THAILAND – 1.5%
2,365,000	Thai Beverage PCL	1,159,466

	TURKEY – 1.7%
76,800	Turkcell Iletisim Hizmetleri AS - ADR*	1,254,912

	UNITED KINGDOM – 2.9%
517,000	Tesco PLC	2,243,185

	TOTAL COMMON STOCKS (Cost $68,357,154)	70,299,526

Principal Amount

	SHORT-TERM INVESTMENTS – 8.5%
$6,500,888	UMB Money Market Fiduciary, 0.010%1	6,500,888

	TOTAL SHORT-TERM INVESTMENTS (Cost $6,500,888)	6,500,888

	TOTAL INVESTMENTS – 100.5% (Cost $74,858,042)	76,800,414
	Liabilities in Excess of Other Assets – (0.5)%	(384,000)

	TOTAL NET ASSETS – 100.0%	$76,416,414

EuroPac International Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2014 (Unaudited)

ADR – American Depositary Receipt
PCL – Public Company Limited
PLC – Public Limited Company
REIT – Real Estate Investment Trust

*	Non-income producing security.
1	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

EuroPac International Bond Fund
SCHEDULE OF INVESTMENTS
As of July 31, 2014 (Unaudited)

Principal Amount6		Value

	FIXED INCOME SECURITIES – 89.4%
	AUSTRALIA – 9.7%
1,500,000	CFS Retail Property Trust Group 5.075%, 8/21/20141	$1,393,442
	Queensland Treasury Corp.
2,500,000	6.000%, 6/14/2021	2,680,148
1,500,000	5.750%, 7/22/2024	1,591,661
1,000,000	Telstra Corp. Ltd. 7.750%, 7/15/2020	1,107,954
		6,773,205
	BERMUDA – 0.8%
4,000,000	Seadrill Ltd. 4.124%, 3/18/20192	576,266

	BRAZIL – 0.7%
1,000,000	Brazilian Government International Bond 12.500%, 1/5/2016	458,392

	CANADA – 10.9%
1,000,000	Baytex Energy Corp. 6.625%, 7/19/20223	989,316
2,000,000	Canadian Government Bond 2.500%, 6/1/2024	1,887,289
1,750,000	Export Development Canada 3.875%, 3/16/2017	1,469,390
350,000	Ontario Electricity Financial Corp. 8.900%, 8/18/2022	462,662
750,000	Province of Ontario Canada 1.900%, 9/8/2017	695,456
500,000	Sanjel Corp. 7.500%, 6/19/20193	500,000
715,000	Sherritt International Corp. 7.750%, 10/15/2015	696,705
1,000,000	Sirius XM Canada Holdings, Inc. 5.625%, 4/23/20213,4	926,266
		7,627,084
	CAYMAN ISLANDS – 3.9%
5,000,000	AmBev International Finance Co., Ltd. 9.500%, 7/24/2017	2,187,280
500,000	Marfrig Overseas Ltd. 9.500%, 5/4/20203	534,850
		2,722,130

EuroPac International Bond Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2014 (Unaudited)

Principal Amount6		Value

	FIXED INCOME SECURITIES (Continued)
	CHILE – 5.0%
550,000,000	Banco Santander Chile 6.750%, 6/1/2016	$1,002,544
700,000,000	Bonos del Banco Central de Chile en Pesos 6.000%, 3/1/2022	1,373,591
600,000,000	Telefonica Moviles Chile S.A. 6.300%, 11/15/2016	1,088,754
		3,464,889
	GERMANY – 6.1%
	KFW
20,000,000	7.000%, 6/14/2016	538,837
14,500,000	5.000%, 5/22/2019	2,624,504
7,000,000	3.500%, 1/22/2021	1,128,594
		4,291,935
	INDIA – 1.9%
1,305,000	ICICI Bank Ltd. 7.250%, 8/29/20492,3	1,327,185

	LUXEMBOURG – 0.7%
500,000	VTB Bank OJSC Via VTB Capital S.A. 3.150%, 12/16/2016	524,043

	MALAYSIA – 5.5%
	Malaysia Government Bond
1,990,000	3.434%, 8/15/2014	622,766
10,000,000	4.160%, 7/15/2021	3,200,723
		3,823,489
	MEXICO – 7.8%
20,000,000	America Movil S.A.B. de C.V. 9.000%, 1/15/2016	1,616,511
42,000,000	Mexican Bonos 5.000%, 6/15/2017	3,285,401
500,000	TV Azteca S.A.B. de C.V. 7.625%, 9/18/20203	537,500
		5,439,412
	NEW ZEALAND – 5.2%
2,000,000	Fonterra Cooperative Group Ltd. 5.520%, 2/25/2020	1,719,455
2,100,000	New Zealand Government Bond 3.000%, 9/20/2030	1,884,407
		3,603,862

EuroPac International Bond Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2014 (Unaudited)

Principal Amount6		Value

	FIXED INCOME SECURITIES (Continued)
	NORWAY – 3.3%
3,000,000	BOA Offshore AS 8.580%, 12/18/20182	$487,958
6,000,000	Kommunalbanken A.S. 2.875%, 5/16/2017	985,663
5,000,000	Marine Harvest ASA 5.310%, 3/12/20182,3	822,211
		2,295,832
	PERU – 3.0%
5,000,000	Peruvian Government International Bond 7.840%, 8/12/2020	2,072,260

	POLAND – 4.0%
	Poland Government Bond
3,000,000	4.750%, 10/25/2016	1,009,197
2,500,000	2.690%, 1/25/20172	801,937
3,000,000	2.690%, 1/25/20182	960,157
		2,771,291
	RUSSIA – 1.3%
34,000,000	Russian Federal Bond - OFZ 7.350%, 1/20/2016	937,338

	SINGAPORE – 4.3%
1,000,000	CapitaLand Ltd. 2.100%, 11/15/20161	800,962
1,750,000	Genting Singapore PLC 5.125%, 3/29/20492,3	1,397,327
1,000,000	Keppel Corp. Ltd. 3.800%, 4/23/20272, 3	815,052
		3,013,341
	SOUTH KOREA – 3.3%
2,750,000	Korea Development Bank 5.250%, 4/3/2018	2,343,994

	SWEDEN – 5.6%
9,000,000	City of Stockholm Sweden 3.000%, 4/3/2017	1,387,562
9,250,000	Kommuninvest I Sverige A.B. 4.000%, 8/12/2017	1,468,854
4,000,000	Magnolia Bostad A.B. 8.000%, 5/2/20183	587,863

EuroPac International Bond Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2014 (Unaudited)

Principal Amount6		Value

	FIXED INCOME SECURITIES (Continued)
	SWEDEN (Continued)
3,000,000	Tele2 A.B. 4.875%, 5/15/2017	$474,346
		3,918,625
	SWITZERLAND – 2.8%
1,750,000	Switzerland Government Bond 1.250%, 6/27/2037	1,953,923

	UNITED KINGDOM – 2.2%
1,437,180	IGAS Energy PLC 10.000%, 3/22/20183	1,537,783

	UNITED STATES – 1.4%
	Allied Nevada Gold Corp.
1,000,000	8.750%, 6/1/20193	678,650
500,000	8.750%, 6/1/20193,4	334,740
		1,013,390
	TOTAL FIXED INCOME SECURITIES (Cost $66,236,335)	62,489,669

Number of Shares

	PREFERRED STOCKS – 1.1%
	HONG KONG – 1.1%
30,000	Seaspan Corp. 8.250%, 12/31/493	784,500

	TOTAL PREFERRED STOCKS (Cost $750,000)	784,500

Principal Amount6

	SHORT-TERM INVESTMENTS – 7.4%
5,188,194	UMB Money Market Fiduciary, 0.010%5	5,188,194

	TOTAL SHORT-TERM INVESTMENTS (Cost $5,188,194)	5,188,194

	TOTAL INVESTMENTS – 97.9% (Cost $72,174,529)	68,462,363
	Other Assets in Excess of Liabilities – 2.1%	1,447,546

	TOTAL NET ASSETS – 100.0%	$69,909,909

PLC – Public Limited Company

EuroPac International Bond Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2014 (Unaudited)

1	Convertible security.
2	Variable, floating or step rate security.
3	Callable.
4
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers.

5	The rate is the annualized seven-day yield at period end.
6	Local currency.

See accompanying Notes to Schedule of Investments.

EuroPac Hard Asset Fund
SCHEDULE OF INVESTMENTS
As of July 31, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 96.0%
	AUSTRALIA – 3.5%
79,150	Newcrest Mining Ltd.*	$790,684

	CANADA – 38.4%
27,200	Agnico Eagle Mines Ltd.	1,011,568
46,740	Barrick Gold Corp.	845,059
23,000	Cameco Corp.	463,680
31,900	Encana Corp.	687,445
57,400	Endeavour Silver Corp.*	338,086
21,400	Ensign Energy Services, Inc.	344,433
27,520	Freehold Royalties Ltd.	647,871
23,690	Goldcorp, Inc.	649,106
83,100	Kinross Gold Corp.*	331,569
102,700	Major Drilling Group International, Inc.	846,729
24,240	Pan American Silver Corp.	355,843
11,700	Peyto Exploration & Development Corp.	393,255
10,000	Potash Corp. of Saskatchewan, Inc.	354,900
41,300	Precision Drilling Corp.	514,735
26,900	Silver Wheaton Corp.	702,359
26,910	Yamana Gold, Inc.	229,273
		8,715,911
	CHILE – 1.8%
14,800	Sociedad Quimica y Minera de Chile S.A. - ADR	410,404

	CHINA – 1.9%
480,000	China BlueChemical Ltd. - Class H	247,225
60,000	China Shenhua Energy Co., Ltd. - H Shares	176,424
		423,649
	INDONESIA – 3.4%
3,000,000	Harum Energy Tbk P.T.	538,670
107,000	Indo Tambangraya Megah Tbk P.T.	238,470
		777,140
	NORWAY – 7.2%
28,950	Statoil ASA	827,228
17,400	Yara International ASA	797,426
		1,624,654
	SINGAPORE – 5.5%
368,000	First Resources Ltd.	663,963
1,375,000	Golden Agri-Resources Ltd.	586,924
		1,250,887
	SWEDEN – 2.6%
32,200	Lundin Petroleum A.B.*	577,142

EuroPac Hard Asset Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	SWITZERLAND – 24.0%
415	Syngenta A.G.	$147,008
2,575	ZKB Gold - Class A - ETF*	3,240,972
10,408	ZKB Silver - ETF*	2,059,951
		5,447,931
	THAILAND – 2.2%
51,000	PTT PCL	505,111

	UNITED STATES – 5.5%
5,500	Mosaic Co.	253,605
40,065	Newmont Mining Corp.	998,019
		1,251,624
	TOTAL COMMON STOCKS (Cost $26,259,147)	21,775,137

Principal Amount

	SHORT-TERM INVESTMENTS – 4.1%
$931,666	UMB Money Market Fiduciary, 0.010%1	931,666

	TOTAL SHORT-TERM INVESTMENTS (Cost $931,666)	931,666

	TOTAL INVESTMENTS – 100.1% (Cost $27,190,813)	22,706,803
	Liabilities in Excess of Other Assets – (0.1)%	(31,199)

	TOTAL NET ASSETS – 100.0%	$22,675,604

ADR – American Depositary Receipt
ETF – Exchange Traded Fund
PCL – Public Company Limited

*	Non-income producing security.
1	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

EuroPac Gold Fund
SCHEDULE OF INVESTMENTS
As of July 31, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 83.2%
	GOLD MINING – 32.5%
58,800	Agnico Eagle Mines Ltd.	$2,186,772
112,700	Alacer Gold Corp.1	257,358
110,000	B2Gold Corp.* 1	284,900
5,000	Barrick Gold Corp. 1	90,400
20,000	Cia de Minas Buenaventura S.A. - ADR	234,200
19,990	Detour Gold Corp.*1	225,309
165,000	DRDGOLD Ltd. - ADR	471,900
165,000	Eldorado Gold Corp.	1,224,300
74,165	Goldcorp, Inc.	2,032,121
24,400	Kinross Gold Corp.*	97,356
260,000	Mandalay Resources Corp.1	276,596
353,610	New Gold, Inc.*	2,171,165
4,000	Newmont Mining Corp.	99,640
11,000	Randgold Resources Ltd. - ADR	947,540
260,000	Yamana Gold, Inc.	2,215,200
		12,814,757
	ROYALTY COMPANIES – 14.2%
220,000	Callinan Royalties Corp.1	379,310
40,096	Franco-Nevada Corp.1	2,267,429
500,000	Gold Royalties Corp.*1, 2, 4, 5	93,544
1,696,000	Gold Royalties Corp. *1, 5	431,621
23,550	Royal Gold, Inc.	1,779,674
95,000	Sandstorm Gold Ltd.*	645,050
		5,596,628
	PRECIOUS METALS EXPLORATION – 26.1%
954,118	Almaden Minerals Ltd.*	1,345,306
430,000	Almaden Minerals Ltd. *1, 2, 4	479,530
100,000	Asanko Gold, Inc.* 1	242,000
703,500	Cartier Resources, Inc.*1	70,969
100,000	Corvus Gold, Inc.*1, 2, 4	95,378
120,000	Dalradian Resources, Inc. *1, 2, 4	75,715
641,804	Eurasian Minerals, Inc.*	506,448
883,500	Evrim Resources Corp.*1	291,691
1,000,000	Evrim Resources Corp. *1, 2, 4	231,108
210,000	Gold Canyon Resources, Inc.*1	77,036
440,000	Gold Canyon Resources, Inc. *1, 2, 4	129,127
1,227,900	Iron Creek Capital Corp. *1, 2, 4	157,654
300,000	Kiska Metals Corp. *1, 2, 4	19,809
1,000,000	Medgold Resources Corp.*1, 2, 4	74,285
116,666	Medgold Resources Corp. *1	9,629
400,000	Metals Creek Resources Corp.*1	11,005
530,500	Midas Gold Corp.*1	360,024
965,000	Midland Exploration, Inc. *1	707,997

EuroPac Gold Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	PRECIOUS METALS EXPLORATION (Continued)
1,445,500	Miranda Gold Corp.*1	$212,106
336,700	Mirasol Resources Ltd.*1	413,773
400,000	Mundoro Capital, Inc.*1	91,709
80,000	Nevada Sunrise Gold Corp.*1	63,096
250,000	Newmarket Gold, Inc.*1	76,807
150,000	Orezone Gold Corp.*1	114,178
30,000	Pilot Gold, Inc.*1	38,518
28,131	Pretium Resources, Inc.*	193,260
600,000	Radius Gold, Inc.*	63,280
150,000	Renaissance Gold, Inc.*1	57,089
473,500	Riverside Resources, Inc.*1	182,383
190,000	Romarco Minerals, Inc.*	155,081
115,000	Rubicon Minerals Corp.*	171,350
1,000,000	Rye Patch Gold Corp.*1	169,662
3,400,000	Skeena Resources Ltd. *1, 2, 4	224,505
52,200	Solitario Exploration & Royalty Corp.*	80,388
35,000	Strategic Metals Ltd.*1	13,160
200,000	Sunridge Gold Corp.*1	37,601
175,600	Virginia Mines, Inc.*1	2,013,023
2,079,534	Vista Gold Corp.*	956,586
1,010,000	West Kirkland Mining, Inc. *1, 2, 4	100,037
		10,312,303
	SILVER: EXPLORATION AND MINING – 3.8%
78,266	Fortuna Silver Mines, Inc.*	427,332
511,000	Golden Arrow Resources Corp.*1	117,159
41,500	Pan American Silver Corp.	609,220
13,000	Silver Wheaton Corp.	339,430
		1,493,141
	DIVERSIFIED EXPLORATION AND MINING – 6.6%
43,500	Altius Minerals Corp.*1	586,037
2,550,000	Bitterroot Resources Ltd.*1	64,311
13,000	Freeport-McMoRan Copper & Gold, Inc.	483,860
144,200	Ivanhoe Mines Ltd.*1	199,690
261,000	Lara Exploration Ltd.*1	187,899
158,910	Northern Dynasty Minerals Ltd.*	138,252
159,900	Reservoir Minerals, Inc.*1	876,928
30,000	Sprott Resource Corp.1	88,316
		2,625,293
	TOTAL COMMON STOCKS (Cost $31,900,375)	32,842,122

EuroPac Gold Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2014 (Unaudited)

Number of Shares		Value

	INVESTMENT MANAGEMENT COMPANIES – 11.7%
	PRECIOUS METALS – 4.1%
150,000	Golden Prospect Precious Metals Ltd.*1	$104,465
45,000	Market Vectors Gold Miners ETF	1,165,050
8,000	Market Vectors Junior Gold Miners ETF*	332,400
		1,601,915
	BULLION – 7.6%
53,000	Central Fund of Canada Ltd. - Class A1	745,180
33,616	Central GoldTrust*	1,518,435
8,000	Sprott Physical Platinum & Palladium Trust - ETF*	80,000
20,100	Sprott Physical Silver Trust*	164,016
400	ZKB Gold - Class A - ETF*1	503,452
		3,011,083
	TOTAL INVESTMENT MANAGEMENT COMPANIES (Cost $4,678,093)	4,612,998

	WARRANTS – 0.1%
	DIVERSIFIED EXPLORATION AND MINING – 0.0%
1,250,000	Bitterroot Resources Ltd. *1, 4	—

	PRECIOUS METALS ROYALTIES – 0.1%
5,000	Franco-Nevada Corp.*1	35,675
500,000	Gold Royalties Corp.*1, 4	—
1,250,000	Gold Royaties Corp.*1, 2, 4	—
		35,675
	PRECIOUS METALS EXPLORATION – 0.0%
215,000	Almaden Minerals Ltd. *1, 2, 4	—
120,000	Dalradian Resources, Inc. *1, 2, 4	—
440,000	Gold Canyon Resources, Inc. *1, 4	—
1,227,900	Iron Creek Capital Corp.*1, 2, 4	—
300,000	Kiska Metals Corp.*1, 2, 4	—
1,000,000	Medgold Resources Corp.*1, 2, 4	—
44,000	Midland Exploration, Inc.*1, 4	—
1,010,000	West Kirkland Mining, Inc. *1, 2, 4	—
		—
	TOTAL WARRANTS (Cost $25,593)	35,675

Number of Contracts

	PURCHASED OPTIONS CONTRACTS – 0.2%
	CALL OPTIONS – 0.2%
	Barrick Gold Corp.
120	Exercise Price: $25, Expiration Date: January 17, 2015*	2,040
	Goldcorp, Inc.
50	Exercise Price: $30, Expiration Date: January 16, 2016*	14,750

EuroPac Gold Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2014 (Unaudited)

Number of Contracts		Value

	PURCHASED OPTIONS CONTRACTS (Continued)
	CALL OPTIONS (Continued)
40	Exercise Price: $40, Expiration Date: January 17, 2015*	$520
	Kinross Gold Corp.
150	Exercise Price: $5, Expiration Date: January 16, 2016*	7,650
150	Exercise Price: $7, Expiration Date: January 16, 2016*	3,000
	New Gold, Inc.
100	Exercise Price: $10, Expiration Date: January 17, 2015*	—
	Newmont Mining Corp.
80	Exercise Price: $38, Expiration Date: January 17, 2015*	320
	Pan American Silver Corp.
100	Exercise Price: $12, Expiration Date: January 16, 2016*	38,000
75	Exercise Price: $15, Expiration Date: January 16, 2016*	17,625
50	Exercise Price: $17, Expiration Date: January 17, 2015*	3,000
	Royal Gold, Inc.
15	Exercise Price: $75, Expiration Date: January 16, 2016*	18,600
	Yamana Gold, Inc.
70	Exercise Price: $12, Expiration Date: January 16, 2016*	4,760
100	Exercise Price: $15, Expiration Date: January 16, 2016*	3,000
		113,265
	TOTAL PURCHASED OPTIONS CONTRACTS (Cost $198,691)	113,265

Principal Amount

	SHORT-TERM INVESTMENTS – 3.1%
$1,210,833	UMB Money Market Fiduciary, 0.010%3	1,210,833

	TOTAL SHORT-TERM INVESTMENTS (Cost $1,210,833)	1,210,833

	TOTAL INVESTMENTS – 98.3% (Cost $38,013,585)	38,814,893
	Other Assets in Excess of Liabilities – 1.7%	652,054

	TOTAL NET ASSETS – 100.0%	$39,466,947

Number of Contracts

	WRITTEN OPTIONS CONTRACTS – 0.0%
	CALL OPTIONS – 0.0%
	Barrick Gold Corp.
(50)	Exercise Price: $20, Expiration Date: August 16, 2014*	(250)
	Kinross Gold Corp.
(100)	Exercise Price: $5, Expiration Date: August 16, 2014*	—

EuroPac Gold Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2014 (Unaudited)

Number of Contracts		Value

	WRITTEN OPTIONS CONTRACTS (Continued)
	CALL OPTIONS (Continued)
	Newmont Mining Corp.
(40)	Exercise Price: $27, Expiration Date: August 16, 2014*	$(280)
	Randgold Resources Ltd.
(50)	Exercise Price: $95, Expiration Date: August 16, 2014*	(900)
	Royal Gold, Inc.
(30)	Exercise Price: $95, Expiration Date: October 18, 2014*	(1,350)
		(2,780)

	TOTAL WRITTEN OPTIONS CONTRACTS (Proceeds $6,627)	$(2,780)

ADR – American Depositary Receipt
ETF – Exchange Traded Fund

*	Non-income producing security.
1	Foreign security denominated in U.S. dollars.
2
Illiquid Security. Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Security fair valued under direction of the Board of Trustees. The aggregate value of such investments is 4.26% of net assets.

3	The rate is the annualized seven-day yield at period end.
4	Fair value under procedures established by the Board of Trustees, represents 4.26% of net assets.
5	Affiliated company.

See accompanying Notes to Schedule of Investments.

EuroPac International Dividend Income Fund
SCHEDULE OF INVESTMENTS
As of July 31, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 87.0%
	AUSTRALIA – 7.1%
876,000	CFS Retail Property Trust - REIT	$1,755,744
47,000	Woolworths Ltd.	1,601,931
		3,357,675
	BRAZIL – 8.7%
164,400	Cia Energetica de Minas Gerais - ADR	1,351,368
178,000	Grendene S.A.	1,039,536
84,000	Telefonica Brasil S.A. - ADR	1,692,600
		4,083,504
	CANADA – 1.8%
35,200	Freehold Royalties Ltd.	828,672

	CHILE – 2.8%
2,102,000	Aguas Andinas S.A. - A Shares	1,325,550

	FINLAND – 1.3%
24,500	Fortum OYJ	629,888

	FRANCE – 2.6%
18,800	Total S.A. - ADR	1,212,600

	GERMANY – 2.6%
45,700	Freenet A.G.	1,205,861

	HONG KONG – 3.9%
168,500	China Mobile Ltd.	1,841,129

	JAPAN – 4.6%
312,000	Aozora Bank Ltd.	1,060,203
86,000	ITOCHU Corp.	1,095,016
		2,155,219
	MALAYSIA – 3.5%
540,000	Malayan Banking Bhd	1,665,704

	NETHERLANDS – 2.8%
16,430	Royal Dutch Shell PLC - ADR	1,344,467

	NEW ZEALAND – 7.9%
949,000	Kiwi Income Property Trust - REIT	947,226
547,000	Mighty River Power Ltd.	1,101,249
692,000	Telecom Corp. of New Zealand Ltd.	1,669,453
		3,717,928
	NORWAY – 10.5%
121,815	Atea ASA	1,438,783
65,200	Fred Olsen Energy ASA	1,482,101
20,592	Leroey Seafood Group ASA	745,209
19,100	Statoil ASA - ADR	543,204
32,650	Telenor ASA	751,370
		4,960,667

EuroPac International Dividend Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	SINGAPORE – 9.2%
1,264,000	Ascendas India Trust	$852,833
460,000	Ascendas Real Estate Investment Trust	858,310
348,000	Singapore Telecommunications Ltd.	1,131,872
2,279,961	Starhill Global REIT	1,505,414
		4,348,429
	SWEDEN – 4.7%
32,400	Betsson A.B.	1,123,986
89,800	Telefonaktiebolaget LM Ericsson - ADR	1,116,214
		2,240,200
	SWITZERLAND – 3.3%
6,460	Valora Holding A.G.	1,564,531

	TAIWAN – 2.9%
128,000	Asustek Computer, Inc.	1,352,623

	TURKEY – 3.5%
101,200	Turkcell Iletisim Hizmetleri AS - ADR*	1,653,608

	UNITED KINGDOM – 3.3%
364,000	Tesco PLC	1,579,341

	TOTAL COMMON STOCKS (Cost $39,615,409)	41,067,596

Principal Amount

	SHORT-TERM INVESTMENTS – 14.1%
$6,645,403	UMB Money Market Fiduciary, 0.010%1	6,645,403

	TOTAL SHORT-TERM INVESTMENTS (Cost $6,645,403)	6,645,403

	TOTAL INVESTMENTS – 101.1% (Cost $46,260,812)	47,712,999
	Liabilities in Excess of Other Assets – (1.1)%	(510,289)

	TOTAL NET ASSETS – 100.0%	$47,202,710

ADR – American Depositary Receipt
PLC – Public Limited Company
REIT – Real Estate Investment Trust

*	Non-income producing security.
1	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

EP China Fund
SCHEDULE OF INVESTMENTS
As of July 31, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 100.1%
	BASIC MATERIALS – 0.0%
2,700,000	China Forestry Holdings Co., Ltd.*1	$—

	COMMUNICATIONS – 3.3%
1,000,000	Pacific Online Ltd.	553,425
13,000	SINA Corp.*	629,070
		1,182,495
	CONSUMER, CYCLICAL – 15.8%
175,000	Great Wall Motor Co., Ltd. - Class H	719,943
240,000	Haier Electronics Group Co., Ltd.	685,341
600,000	Minth Group Ltd.	1,144,685
900,000	Nexteer Automotive Group Ltd.	641,430
550,000	Sa Sa International Holdings Ltd.	437,127
200,000	Sands China Ltd.	1,468,330
180,000	Shenzhou International Group Holdings Ltd.	566,675
		5,663,531
	CONSUMER, NON-CYCLICAL – 28.7%
500,000	China Medical System Holdings Ltd.	621,282
1,000,000	CSPC Pharmaceutical Group Ltd.	776,713
889,000	Goodbaby International Holdings Ltd.	445,572
100,000	Hengan International Group Co., Ltd.	1,069,820
1,170,000	Lee's Pharmaceutical Holdings Ltd.	1,511,303
80,000	Nan Liu Enterprise Co., Ltd.	391,645
300,000	Phoenix Healthcare Group Co., Ltd.	444,296
210,000	Samsonite International S.A.	650,769
2,512,000	Sihuan Pharmaceutical Holdings Group Ltd.	1,539,950
1,700,001	Sino Biopharmaceutical	1,457,047
45,000	WuXi PharmaTech Cayman, Inc. - ADR*	1,386,450
		10,294,847
	DIVERSIFIED – 3.9%
104,000	Hutchison Whampoa Ltd.	1,410,797

	ENERGY – 4.0%
750,000	CIMC Enric Holdings Ltd.	893,011
1,000,000	SPT Energy Group, Inc.	529,129
		1,422,140
	FINANCIAL – 10.9%
325,000	AIA Group Ltd.	1,741,143
400,000	CITIC Securities Co., Ltd. - Class H	998,475
140,000	Ping An Insurance Group Co. of China Ltd. - Class H	1,189,573
		3,929,191
	INDUSTRIAL – 17.9%
170,000	AAC Technologies Holdings, Inc.	1,007,925
521,000	Haitian International Holdings Ltd.	1,223,494

EP China Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	INDUSTRIAL (Continued)
40,000	Hermes Microvision, Inc.	$1,551,219
1,400,000	Sinotrans Ltd. - Class H	867,067
600,000	Techtronic Industries Co.	1,798,359
		6,448,064
	TECHNOLOGY – 8.2%
730,000	Lenovo Group Ltd.	995,773
66,000	MediaTek, Inc.	1,021,426
230,000	Taiwan Semiconductor Manufacturing Co., Ltd.	922,135
		2,939,334
	UTILITIES – 7.4%
160,000	ENN Energy Holdings Ltd.	1,131,705
1,350,000	Guangdong Investment Ltd.	1,513,949
		2,645,654
	TOTAL COMMON STOCKS (Cost $25,379,702)	35,936,053

Principal Amount

	SHORT-TERM INVESTMENTS – 0.8%
$303,719	UMB Money Market Fiduciary, 0.010%2	303,719

	TOTAL SHORT-TERM INVESTMENTS (Cost $303,719)	303,719

	TOTAL INVESTMENTS – 100.9% (Cost $25,683,421)	36,239,772
	Liabilities in Excess of Other Assets – (0.9)%	(310,395)

	TOTAL NET ASSETS – 100.0%	$35,929,377

ADR – American Depositary Receipt

*	Non-income producing security.
1	Fair value under procedures established by the Board of Trustees, represents 0.00% of Net Assets.
2	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

EP Asia Small Companies Fund
SCHEDULE OF INVESTMENTS
As of July 31, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 100.1%
	AUSTRALIA – 1.1%
500,000	Donaco International Ltd.*	$392,389

	CHINA – 11.4%
800,000	Boer Power Holdings Ltd.	970,217
320,000	Haitian International Holdings Ltd.	751,474
1,000,000	Pacific Online Ltd.	553,425
1,200,000	PW Medtech Group Ltd.*	624,116
150,000	Shenzhou International Group Holdings Ltd.	472,229
20,000	WuXi PharmaTech Cayman, Inc. - ADR*	616,200
		3,987,661
	HONG KONG – 6.5%
500,000	CIMC Enric Holdings Ltd.	595,340
1,300,000	Paradise Entertainment Ltd.	907,875
260,000	Techtronic Industries Co.	779,289
		2,282,504
	INDIA – 1.9%
56,329	Ipca Laboratories Ltd.	655,987

	INDONESIA – 17.6%
6,342,500	Ace Hardware Indonesia Tbk P.T.	506,223
17,000,000	Elnusa Tbk P.T.	977,522
3,000,000	Global Mediacom Tbk P.T.	492,969
9,000,000	Industri Jamu Dan Farmasi Sido Muncul Tbk P.T.	621,896
750,000	Siloam International Hospitals Tbk P.T.*	926,366
6,000,000	Tiga Pilar Sejahtera Food Tbk	1,220,204
900,000	Ultrajaya Milk Industry & Trading Co. Tbk P.T.	310,076
5,000,000	Wijaya Karya Persero Tbk P.T.	1,126,360
		6,181,616
	MALAYSIA – 3.0%
16,700	KPJ Healthcare BHD	18,425
782,919	Sapurakencana Petroleum BHD	1,053,168
		1,071,593
	PHILIPPINES – 15.8%
1,500,000	Alliance Global Group, Inc.	900,949
800,000	East West Banking Corp.*	550,083
50,000	GT Capital Holdings, Inc.	1,021,090
1,000,000	Puregold Price Club, Inc.	964,979
5,250,000	RFM Corp.	674,966
370,000	Robinsons Retail Holdings, Inc.	555,581
240,000	Universal Robina Corp.	889,074
		5,556,722
	SOUTH KOREA – 16.8%
11,480	Hanssem Co., Ltd.	1,042,484

EP Asia Small Companies Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	SOUTH KOREA (Continued)
8,000	Hotel Shilla Co., Ltd.	$852,440
22,000	i-SENS, Inc.*	1,040,948
40,000	Ilji Technology Co., Ltd.	478,548
16,000	LEENO Industrial, Inc.	555,065
8,000	S-1 Corp.	595,188
14,000	Suheung Capsule Co., Ltd.	643,779
24,000	Vieworks Co., Ltd.	694,475
		5,902,927
	TAIWAN – 10.1%
50,000	ASPEED Technology, Inc.	391,123
40,000	Ginko International Co., Ltd.	577,507
34,000	Hermes Microvision, Inc.	1,318,536
60,000	Hiwin Technologies Corp.	644,831
400,000	Ichia Technologies, Inc.	599,688
		3,531,685
	THAILAND – 12.7%
3,800,000	Jasmine International PCL	880,308
500,000	Malee Sampran Factory PCL	583,930
1,400,000	MC Group PCL	811,255
250,000	MK Restaurants Group PCL	499,127
1,100,000	Sino Thai Engineering & Construction PCL	806,926
800,000	Thaicom PCL	878,024
		4,459,570
	UNITED STATES – 3.2%
1,600,000	Nexteer Automotive Group Ltd.	1,140,321

	TOTAL COMMON STOCKS (Cost $27,013,638)	35,162,975

	WARRANTS – 0.0%
	MALAYSIA – 0.0%
33,332	KPJ Healthcare BHD*	6,988

	TOTAL WARRANTS (Cost $0)	6,988

	TOTAL INVESTMENTS – 100.1% (Cost $27,013,638)	35,169,963
	Liabilities in Excess of Other Assets – (0.1)%	(48,954)

	TOTAL NET ASSETS – 100.0%	$35,121,009

ADR – American Depositary Receipt
PCL – Public Company Limited

EP Asia Small Companies Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2014 (Unaudited)

*	Non-income producing security.

See accompanying Notes to Schedule of Investments.

EP Latin America Fund
SCHEDULE OF INVESTMENTS
As of July 31, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 95.4%
	BELGIUM – 2.8%
6,000	Anheuser-Busch InBev N.V. - ADR	$647,880

	BRAZIL – 20.9%
35,000	BB Seguridade Participacoes S.A.	510,622
40,000	Cia Hering	372,356
26,000	Cielo S.A.	475,582
28,800	GAEC Educacao S.A.	365,966
60,000	International Meal Co. Holdings S.A.	491,361
36,000	Kroton Educacional S.A.	958,710
10,700	M Dias Branco S.A.	438,838
29,800	Ser Educacional S.A.	319,173
22,000	Ultrapar Participacoes S.A. - ADR	503,580
32,500	Weg S.A.	389,633
		4,825,821
	CANADA – 1.4%
50,000	Canacol Energy Ltd.*	325,031

	CHILE – 1.5%
175,000	Vina Concha y Toro S.A.	342,639

	COLOMBIA – 5.8%
45,000	Banco Davivienda S.A.	762,011
18,000	Grupo de Inversiones Suramericana S.A.	380,574
10,500	Pacific Rubiales Energy Corp.	201,412
		1,343,997
	MEXICO – 60.4%
225,000	Alfa S.A.B. de C.V. - A Shares	614,921
140,000	Alpek S.A. de C.V.	254,266
240,000	Alsea S.A.B. de C.V.*	816,762
105,000	Banregio Grupo Financiero S.A.B. de C.V.	595,450
220,000	Bolsa Mexicana de Valores S.A.B. de C.V.	448,986
464,000	Cemex S.A.B. de C.V.*	581,930
175,000	Compartamos S.A.B. de C.V.	352,780
450,000	Consorcio ARA S.A.B. de C.V.*	204,917
375,000	Corp Actinver S.A.B. de C.V.	430,881
12,000	Corporativo Fragua S.A.B. de C.V.	226,929
310,000	Credito Real S.A.B. de C.V.	702,307
51,000	El Puerto de Liverpool S.A.B. de C.V.	567,713
5,600	Fomento Economico Mexicano S.A.B. de C.V. - ADR	525,784
150,000	Genomma Lab Internacional S.A.B. de C.V. - B Shares*	400,983
40,000	Gruma S.A.B. de C.V. - B Shares*	437,761
90,000	Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	356,324
140,000	Grupo Bimbo S.A.B. de C.V.	430,061
70,000	Grupo Carso S.A.B. de C.V.	395,749
50,000	Grupo Financiero Interacciones S.A. de C.V. - Class O	363,048

EP Latin America Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	MEXICO (Continued)
135,000	Grupo Herdez S.A.B. de C.V.	$382,023
200,000	Grupo Industrial Saltillo S.A.B. de C.V.	496,218
230,000	Grupo Lala S.A.B. de C.V.	586,831
70,000	Grupo Simec S.A.B. de C.V.*	334,115
250,000	Hoteles City Express S.A.B. de C.V.*	474,849
160,000	Infraestructura Energetica Nova S.A.B. de C.V.	902,874
21,351	Medica Sur S.A.B. de C.V.	79,671
100,000	Mexichem S.A.B. de C.V. - Class *	400,151
48,000	Promotora y Operadora de Infraestructura S.A.B. de C.V.*	647,238
140,000	Qualitas Controladora S.A.B. de C.V.	379,652
230,000	Wal-Mart de Mexico S.A.B. de C.V.	570,651
		13,961,825
	PANAMA – 2.6%
4,000	Copa Holdings S.A. - A Shares	607,480

	TOTAL COMMON STOCKS (Cost $18,607,990)	22,054,673

Principal Amount

	SHORT-TERM INVESTMENTS – 5.1%
$1,178,720	UMB Money Market Fiduciary, 0.010%1	1,178,720

	TOTAL SHORT-TERM INVESTMENTS (Cost $1,178,720)	1,178,720

	TOTAL INVESTMENTS – 100.5% (Cost $19,786,710)	23,233,393
	Liabilities in Excess of Other Assets – (0.5)%	(107,581)

	TOTAL NET ASSETS – 100.0%	$23,125,812

ADR – American Depositary Receipt

*	Non-income producing security.
1	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

EP Strategic US Equity Fund
SCHEDULE OF INVESTMENTS
As of July 31, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 91.6%
	BASIC MATERIALS – 17.9%
105,000	Allied Nevada Gold Corp.*	$328,650
14,700	Barrick Gold Corp.	265,776
14,500	Cameco Corp.	292,320
8,050	Goldcorp, Inc.	220,570
100,500	IAMGOLD Corp.	370,845
68,400	Kinross Gold Corp.*	272,916
675	Newcrest Mining Ltd.*	6,837
21,000	Newmont Mining Corp.	523,110
30,000	Yamana Gold, Inc.	255,600
		2,536,624
	COMMUNICATIONS – 15.1%
47,500	Boingo Wireless, Inc.*	290,225
6,000	CenturyLink, Inc.	235,440
4,446	F5 Networks, Inc.*	500,575
20,699	Juniper Networks, Inc.*	487,255
8,000	Telephone & Data Systems, Inc.	200,000
8,500	Verizon Communications, Inc.	428,570
		2,142,065
	CONSUMER, CYCLICAL – 12.6%
58,000	EZCORP, INC. - Class A*	567,820
57,500	TiVo, Inc.*	773,950
6,400	Yum! Brands, Inc.	444,160
		1,785,930
	CONSUMER, NON-CYCLICAL – 15.4%
6,846	Coca-Cola Co.	268,979
2,715	Johnson & Johnson	271,744
3,600	Medtronic, Inc.	222,264
5,000	Merck & Co., Inc.	283,700
4,000	Molson Coors Brewing Co. - Class B	270,120
12,200	Pfizer, Inc.	350,140
2,530	Procter & Gamble Co.	195,620
4,000	Stryker Corp.	319,080
		2,181,647
	ENERGY – 7.8%
5,100	Exxon Mobil Corp.	504,594
3,000	Murphy Oil Corp.	186,390
2,450	Schlumberger Ltd.	265,555
3,000	Valero Energy Corp.	152,400
		1,108,939
	INDUSTRIAL – 1.8%
3,000	Deere & Co.	255,330

EP Strategic US Equity Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	TECHNOLOGY – 14.6%
5,150	Apple, Inc.	$492,185
10,300	Broadcom Corp. - Class A	394,078
14,500	EMC Corp.	424,850
14,000	Microsoft Corp.	604,240
4,000	NetApp, Inc.	155,360
		2,070,713
	UTILITIES – 6.4%
1,350	Duke Energy Corp.	97,376
3,500	Edison International	191,800
5,400	PG&E Corp.	241,218
7,000	Portland General Electric Co.	223,510
3,300	Southern Co.	142,857
		896,761
	TOTAL COMMON STOCKS (Cost $12,365,083)	12,978,009

Principal Amount

	SHORT-TERM INVESTMENTS – 7.2%
$1,022,684	UMB Money Market Fiduciary, 0.010%1	1,022,684

	TOTAL SHORT-TERM INVESTMENTS (Cost $1,022,684)	1,022,684

	TOTAL INVESTMENTS – 98.8% (Cost $13,387,767)	14,000,693
	Other Assets in Excess of Liabilities – 1.2%	172,309

	TOTAL NET ASSETS – 100.0%	$14,173,002

*	Non-income producing security.
1	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Euro Pacific Funds
NOTES TO SCHEDULE OF INVESTMENTS
July 31, 2014 (Unaudited)

Note 1 – Organization
EuroPac International Value Fund (the ‘‘International Value Fund’’), EuroPac International Bond Fund (the “International Bond Fund”), EuroPac Hard Asset Fund (the “Hard Asset Fund”), EuroPac Gold Fund (the “Gold Fund”), EuroPac International Dividend Income Fund (the “International Dividend Income Fund”), EP China Fund (formerly known as EPH China Fund) (the “China Fund”), EP Asia Small Companies Fund (the “Asia Small Companies Fund”), EP Latin America Fund (the “Latin America Fund”), and EP Strategic US Equity Fund (the “Strategic US Equity Fund”) (each a “Fund” and collectively the ‘‘Funds’’) are organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The International Value Fund commenced operations on April 7, 2010, and its primary investment objective is to provide income and long-term capital appreciation. The International Bond Fund commenced operations on November 15, 2010, and its primary investment objective is to provide current income and capital appreciation. The Hard Asset Fund commenced operations on June 30, 2011, and its primary investment objective is appreciation of capital and protection against inflation. The Gold Fund commenced operations on July 19, 2013, and its primary investment objective is to provide long-term capital appreciation. The International Dividend Income Fund commenced operations on January 10, 2014, and its primary investment objective is to seek income and maximize growth of income. The China Fund commenced operations on July 31, 2009, and its primary investment objective is long-term capital appreciation. The China Fund’s fiscal year end was changed to October 31st as of July 1, 2011. The Asia Small Companies Fund commenced operations on December 1, 2010, and its primary investment objective is to provide long-term capital appreciation. The Latin America Fund commenced operations on November 1, 2011, and its primary investment objective is to provide long-term capital appreciation. The Strategic US Equity Fund commenced operations on March 1, 2012, and its primary investment objective is to provide long-term capital appreciation. The Gold Fund, China Fund and Strategic US Equity Fund, are authorized to issue Class A shares. The International Value Fund, International Bond Fund, Hard Asset Fund, International Dividend Income Fund, Asia Small Companies Fund and Latin America Fund are authorized to issue two classes of shares: Class A shares and Class I shares. The Class I shares commenced operations on July 16, 2013 in the International Value Fund, International Bond Fund, Hard Asset Fund, Asia Small Companies Fund and Latin America Fund.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments
The Funds value equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type. All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

Euro Pacific Funds
NOTES TO SCHEDULE OF INVESTMENTS - Continued
July 31, 2014 (Unaudited)

Fair value pricing may be applied to foreign securities held by the Funds upon the occurrence of an event after the close of trading on non-U.S. markets but before the close of trading on the NYSE when each Fund’s NAV is determined. If the event may result in a material adjustment to the price of the Fund’s foreign securities once non-U.S. markets open on the following business day (such as, for example, a significant surge or decline in the U.S. market), the Fund may value such foreign securities at fair value, taking into account the effect of such event, in order to calculate the Fund’s NAV. Other types of portfolio securities that the Fund may fair value include, but are not limited to: (1) investments that are illiquid or traded infrequently, including “restricted” securities and private placements for which there is no public market; (2) investments for which, in the judgment of the Advisor, the market price is stale; (3) securities of an issuer that has entered into a restructuring; (4) securities for which trading has been halted or suspended; and (5) fixed income securities for which there is not a current market value quotation.

A Fund’s assets are valued at their fair market value. If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees but action may be taken by any one of the Trustees.

Foreign securities traded in countries outside the U.S. are fair valued by utilizing the quotations of an independent pricing service or from a brokerage firm. The pricing service or broker will use a statistical analyses and quantitative models to adjust local prices using factors such as subsequent movement and changes in the prices of indexes, securities and exchange rates in other markets in determining fair value as of the time the Fund calculates the NAVs. The Board reviews the independent third party fair valuation analysis report quarterly.

(b) Foreign Currency Translation
The Funds’ records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of the London Stock Exchange prior to when the Funds’ NAV is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Funds do not isolate that portion of their net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

Euro Pacific Funds
NOTES TO SCHEDULE OF INVESTMENTS - Continued
July 31, 2014 (Unaudited)

Note 3 – Federal Income Taxes
At July 31, 2014, gross unrealized appreciation and depreciation of investments owned by the Funds, based on cost for federal income tax purposes were as follows:
	International	International	Hard Asset	Gold	International Dividend
	Value Fund	Bond Fund	Fund	Fund	Income Fund

Cost of investments	$74,906,023	$72,174,529	$27,190,813	$38,046,548	$46,260,812

Gross unrealized appreciation	$10,306,411	$342,531	$1,125,711	$3,859,919	$2,884,317
Gross unrealized depreciation	(8,412,020)	(4,054,697)	(5,609,721)	(3,091,574)	(1,432,130)
Net unrealized appreciation (depreciation) on investments
	$1,894,391	$(3,712,166)	$(4,484,010)	$768,345	$1,452,187

	China	Asia Small Companies	Latin America	Strategic US
	Fund	Fund	Fund	Equity Fund

Cost of investments	$25,700,279	$27,013,638	$19,786,710	$13,387,767

Gross unrealized appreciation	$12,088,018	$9,071,333	$3,828,702	$1,479,086
Gross unrealized depreciation	(1,548,525)	(915,008)	(382,019)	(866,160)
Net unrealized appreciation (depreciation) on investments
	$10,539,493	$8,156,325	$3,446,683	$612,926

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to wash sale loss deferrals and passive foreign investment companies (“PFICs”).

Note 4 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of each Fund’s investments. These inputs are summarized into three broad Levels as described below:

Euro Pacific Funds
NOTES TO SCHEDULE OF INVESTMENTS - Continued
July 31, 2014 (Unaudited)

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing investments are not an indication of the risk associated with investing in those investments. The following is a summary of the inputs used, as of July 31, 2014, in valuing the Funds’ assets carried at fair value:

International Value Fund	Level 1	Level 2	Level 3*	Total
Investments
Common Stocks
Basic Materials	$9,790,955	$3,475,940	$-	$13,266,895
Communications	8,122,861	5,047,514	-	13,170,375
Consumer, Cyclical	2,530,638	5,166,655	-	7,697,293
Consumer, Non-cyclical	2,431,675	9,626,691	-	12,058,366
Energy	5,765,241	4,443,826	-	10,209,067
Financial	844,571	5,380,927	-	6,225,498
Industrial	-	696,955	-	696,955
Technology	-	1,355,085	-	1,355,085
Utilities	4,858,234	761,758	-	5,619,992
Short-Term Investments	6,500,888	-	-	6,500,888
Total Investments	$40,845,063	$35,955,351	$-	$76,800,414

Euro Pacific Funds
NOTES TO SCHEDULE OF INVESTMENTS - Continued
July 31, 2014 (Unaudited)

International Bond Fund	Level 1	Level 2	Level 3*	Total
Investments
Fixed Income Securities
Basic Materials	$—	$1,013,389	$—	$1,013,389
Communications	—	5,751,330	—	5,751,330
Consumer, Cyclical	—	1,397,328	—	1,397,328
Consumer, Non-cyclical	—	5,263,796	—	5,263,796
Diversified	—	1,511,757	—	1,511,757
Energy	—	3,603,365	—	3,603,365
Financial	—	12,734,629	—	12,734,629
Government	—	30,726,117	—	30,726,117
Industrial	—	487,958	—	487,958
Preferred Stock	784,500	—	—	784,500
Short-Term Investments	5,188,194	—	—	5,188,194
Total Investments	$5,972,694	$62,489,669	$—	$68,462,363

Hard Asset Fund	Level 1	Level 2	Level 3*	Total
Investments
Common Stocks
Basic Materials	$8,587,626	$1,184,917	$—	$9,772,543
Consumer, Non-cyclical	—	1,250,887	—	1,250,887
Energy	2,587,739	2,863,045	—	5,450,784
Exchange-Traded Fund	5,300,923	—	—	5,300,923
Short-Term Investments	931,666	—	—	931,666
Total Investments	$17,407,954	$5,298,849	$—	$22,706,803

Gold Fund	Level 1	Level 2	Level 3	Total
Assets
Investments
Common Stocks
Diversified Exploration and Mining	$2,625,293	$—	$—	$2,625,293
Gold Mining	12,814,757	—	—	12,814,757
Precious Metals Exploration	8,725,155	—	1,587,148	10,312,303
Royalty Companies	5,503,084	—	93,544	5,596,628
Silver: Exploration and Mining	1,493,141	—	—	1,493,141
Investment Management Companies
Precious Metals	1,601,915	—	—	1,601,915
Bullion	3,011,083	—	—	3,011,083
Warrants
Diversified Exploration and Mining	—	—	—	—
Precious Metals Royalties	35,675	—	—	35,675
Precious Metals Exploration	—	—	—	—
Purchased Call Options	29,520	83,745	—	113,265
Short-Term Investments	1,210,833	—	—	1,210,833
Total Assets	$37,050,456	$83,745	$1,680,692	$38,814,893

Euro Pacific Funds
NOTES TO SCHEDULE OF INVESTMENTS - Continued
July 31, 2014 (Unaudited)

Liabilities	Level 1	Level 2	Level 3	Total
Investments
Written Call Options	$1,430	$1,350	$—	$2,780
Total Liabilities	$1,430	$1,350	$—	$2,780

International Dividend Income Fund	Level 1	Level 2	Level 3*	Total
Investments
Common Stocks
Communications	$7,570,658	$4,930,232	$—	$12,500,890
Consumer, Cyclical	2,604,068	2,219,002	—	4,823,070
Consumer, Non-cyclical	745,209	3,181,272	—	3,926,481
Energy	5,411,044	—	—	5,411,044
Financial	947,226	7,698,209	—	8,645,435
Technology	—	1,352,622	—	1,352,622
Utilities	4,408,054	—	—	4,408,054
Short-Term Investments	6,645,403	—	—	6,645,403
Total Investments	$28,331,662	$19,381,337	$—	$47,712,999

China Fund	Level 1	Level 2	Level 3	Total
Investments
Common Stocks
Basic Materials	$—	$—	$—	$—
Communications	629,070	553,425	—	1,182,495
Consumer, Cyclical	—	5,663,531	—	5,663,531
Consumer, Non-cyclical	2,007,732	8,287,115	—	10,294,847
Diversified	—	1,410,797	—	1,410,797
Energy	—	1,422,140	—	1,422,140
Financial	—	3,929,191	—	3,929,191
Industrial	1,223,494	5,224,570	—	6,448,064
Technology	—	2,939,334	—	2,939,334
Utilities	—	2,645,654	—	2,645,654
Short-Term Investments	303,719	—	—	303,719
Total Investments	$4,164,015	$32,075,757	$—	$36,239,772

Euro Pacific Funds
NOTES TO SCHEDULE OF INVESTMENTS - Continued
July 31, 2014 (Unaudited)

Asia Small Companies Fund	Level 1	Level 2	Level 3*	Total
Investments
Common Stocks
Communications	$—	$2,804,726	$—	$2,804,726
Consumer, Cyclical	—	8,231,061	—	8,231,061
Consumer, Non-cyclical	1,875,096	9,210,430	—	11,085,526
Diversified	—	900,949	—	900,949
Energy	—	2,626,031	—	2,626,031
Financial	—	1,571,173	—	1,571,173
Industrial	751,474	6,800,913	—	7,552,387
Technology	—	391,122	—	391,122
Warrants	6,988	—	—	6,988
Total Investments	$2,633,558	$32,536,405	$—	$35,169,963

Latin America Fund	Level 1	Level 2	Level 3*	Total
Investments
Common Stocks1	$22,054,673	$—	$—	$22,054,673
Short-Term Investments	1,178,720	—	—	1,178,720
Total Investments	$23,233,393	$—	$—	$23,233,393

Euro Pacific Funds
NOTES TO SCHEDULE OF INVESTMENTS - Continued
July 31, 2014 (Unaudited)

Strategic US Equity Fund	Level 1	Level 2	Level 3*	Total
Investments
Common Stocks2	$12,978,009	$—	$—	$12,978,009
Short-Term Investments	1,022,684	—	—	1,022,684
Total Investments	$14,000,693	$—	$—	$14,000,693

*	The Fund did not hold any Level 3 securities at period end.
1	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by country classification, please refer to the Schedule of Investments.
2	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.

Transfers are recognized at the end of the reporting period. Transfers between Level 1 and Level 2 relate to the use of systematic fair valuation for the International Value Fund, Hard Asset Fund, International Dividend Income Fund, China Fund and Asia Small Companies Fund. When systematic fair valuation is used, securities whose primary market closes before the NYSE are classified as Level 2. As of October 31, 2013, International Value Fund held a Level 2 security as a result of a foreign market being closed. At July 31, 2014, this foreign market was open resulting in $974,136 transferring out of Level 2 into Level 1.

The Gold Fund had transfers out of Level 3 into Level 1 as a result of securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, converting to publicly traded securities.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining value:

	Gold Fund	China Fund
Beginning balance October 31, 2013	$157,053	$111,441
Transfers into Level 3 during the period	-	-
Transfers out of Level 3 during the period	(31,525)	-
Total realized gain/(loss)	-	-
Total unrealized appreciation/(depreciation)	(469,388)	(111,441)
Net purchases	2,024,552	-
Net sales	-	-
Balance as of July 31, 2014	$1,680,692	$-

The following table presents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of July 31, 2014:

	Fair Value July 31, 2014	Valuation Methodologies	Unobservable Input(1)	Impact to Valuation from an increase in Input(2)
Gold Fund - Common Stocks	$ 1,680,692	Fair Value Pricing	Discount for lack of marketability	Decrease
China Fund - Common Stocks	$ -	Fair Value Pricing	Discount for lack of marketability	Decrease

Euro Pacific Funds
NOTES TO SCHEDULE OF INVESTMENTS - Continued
July 31, 2014 (Unaudited)

(1)
The investment advisor considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. A Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

(2)
This column represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.

Note 5 – Investments in Affiliated Issuers
An affiliated issuer is an entity in which the Fund has ownership of a least 5% of the voting securities or any investment in a EuroPac Fund. Issuers that are affiliates of the Fund at period-end are noted in the Fund’s Schedule of Investments. Additional security purchases and the reduction of certain securities shares outstanding of existing portfolio holdings that were not considered affiliated in prior years may result in the Fund owning in excess of 5% of the outstanding shares at period-end. The table below reflects transactions during the period with entities that are affiliates as of July 31, 2014 and may include acquisitions of new investments, prior year holdings that became affiliated during the period and prior period affiliated holdings that are no longer affiliated as of period-end.

	Value			Unrealized		Dividends	Net
Fund/Security	Beginning		Sales	Appreciation	Value End	Credited	Realized
Description	of Period	Purchases	Proceeds	(Depreciation)	of Period	to Income	Gain
Gold Fund
Gold Royalties Corp.	$35,223	$598,035	$-	$(201,637)	$431,621	$-	$-
Gold Royalties Corp.1	$-	$158,572	$-	$(65,028)	$93,544	$-	$-

	Shares			Shares
Fund/Security	Beginning			Value End
Description	of Period	Purchases	Sales	of Period
Gold Fund
Gold Royalties Corp.	83,000	1,613,000	-	1,696,000
Gold Royalties Corp.1	-	500,000	-	500,000

1	Illiquid Security. Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ Maureen Quill
Title:	Maureen Quill, President

Date:	9/29/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*	/s/ Maureen Quill
(Signature and Title)	Maureen Quill, President

Date:	9/29/2014

By:*	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	9/29/2014

* Print the name and title of each signing officer under his or her signature.